OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 9:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2011	2012

Vacation accrual	$3,030	$2,476
Royalties provision	517	420
Other employees and payroll accruals	3,879	3,542
Government authorities	574	385
Accrued expenses	9,596	7,877
Others	506	362

	$18,102	$15,062